ACCOUNTS RECEIVABLE	12 Months Ended
Aug. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
NOTE 4 - ACCOUNTS RECEIVABLE:

Composition of accounts receivable , grouped by major classifications, is as follows:

	August 31
	2012	2011

Receivables from D.N.A (see note 5)	$-	$450,844
Tax Authorities	53,341	32,406
Other receivables	34,350	59,641
	$87,691	$542,891